Net Defined Benefit Liabilities - Summary of the Fair Value of Plan Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Details Of Fair Value Of Plan Assets [Abstract]
Cash and due from financial institutions	₩ 2,571,508	₩ 2,441,324
Derivative instruments	33,434	3,427
Investment fund	3,577	2,328
Total	2,608,519	2,447,079
Assets quoted in an active market
Details Of Fair Value Of Plan Assets [Abstract]
Cash and due from financial institutions	0	0
Derivative instruments	0	0
Investment fund	0	0
Total	0	0
Assets not quoted in an active market
Details Of Fair Value Of Plan Assets [Abstract]
Cash and due from financial institutions	2,571,508	2,441,324
Derivative instruments	33,434	3,427
Investment fund	3,577	2,328
Total	₩ 2,608,519	₩ 2,447,079